LONG-TERM LOANS	6 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 8 -	LONG-TERM LOANS

	June 30,	December 31,
	2017	2017
	(Audited)	(Unaudited)

MYR denominated loan	782	963
SGD denominated loan	187	212
Convertible Bond	20,032	20,290
	$21,001	$21,465

Less: current portion	(420)	(401)

	$20,581	$21,064

Scheduled principal payments for all outstanding long-term loans as of December 31, 2017 are as follows:

January 1, 2018 – December 31, 2018	$384
January 1, 2019 – December 31, 2019	20,585
January 1, 2020 – December 31, 2020	204
January 1, 2021 – December 31, 2021	150
January 1, 2022 and onwards	281
$21,604

For the six months ended December 31, 2016 and 2017, interest expenses of long-term loans incurred amounted to $380 and $512 respectively, and nil was capitalized as construction in progress.